DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 14:-	DERIVATIVE INSTRUMENTS

The fair values of outstanding derivative instruments were as follows:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2012	2011
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$152	$139
Derivatives designated and qualified as fair value hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	-	639
Total derivatives designated as hedging instruments		$152	$778

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Other accounts receivable and prepaid expenses	$-	$322

Total derivatives not designated as hedging instruments		$-	$322

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2012	2011	2010

Foreign exchange contracts	$138	$177	$-

Total	$138	$177	$-

	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
	2012	2011	2010
Location
Revenues	$156	$77	$-
Operating expenses	(95)	25	-

Total	$61	$102	$-

	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2012	2011	2010

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income, net	$89	$65	$296

Total		$89	$65	$296